Stock Incentive Plans - Schedule of Fair Value of Options Granted (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Incentive Plans - Schedule of Fair Value of Options Granted (Details) [Line Items]
Stock Price (in Dollars per share)		$ 3.89
Expected term (years)		2 years
Volatility	75.00%	75.00%
Risk-Free Rate		4.25%
Minimum [Member]
Stock Incentive Plans - Schedule of Fair Value of Options Granted (Details) [Line Items]
Stock Price (in Dollars per share)	$ 0.66
Expected term (years)	4 years 2 months 12 days
Risk-Free Rate	3.74%
Maximum [Member]
Stock Incentive Plans - Schedule of Fair Value of Options Granted (Details) [Line Items]
Stock Price (in Dollars per share)	$ 1.34
Expected term (years)	5 years
Risk-Free Rate	3.84%